Registration No. 33-73244 and 811-08226

As filed with the Securities and Exchange Commission on May 8, 2017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	74 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No.	75 ☒

TEMPLETON GLOBAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]	on (date) pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund, series of the Registrant and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 5th day of May, 2017

TEMPLETON GLOBAL INVESTMENT TRUST

(REGISTRANT)

By: /s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

NORMAN J. BOERSMA*
Norman J. Boersma	President and Chief Executive Officer – Investment Management	May 5, 2017
LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	May 5, 2017
MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	May 5, 2017

HARRIS J. ASHTON*
Harris J. Ashton	Trustee	May 5, 2017

ANN TORRE BATES*
Ann Torre Bates	Trustee	May 5, 2017

EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	May 5, 2017

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	May 5, 2017

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Trustee	May 5, 2017

J. MICHAEL LUTTIG*
J. Michael Luttig	Trustee	May 5, 2017

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	May 5, 2017

LARRY D. THOMPSON*
Larry D. Thompson	Trustee	May 5, 2017

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	May 5, 2017

ROBERT E. WADE*
Robert E. Wade	Trustee	May 5, 2017

*By: /s/LORI A. WEBER________

 Lori A. Weber, Attorney-in-fact

(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase